Share Repurchase Program (Schedule of Repurchases) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Purchases of treasury stock (in shares)	4.5	8.7	10.7	14.0	15.0	1.4
Average cost of shares repurchased (in dollars per share)	$ 66.10	$ 54.89	$ 44.58	$ 32.24	$ 26.61	$ 22.97
Repurchase of common stock	$ 300.4	$ 475.5	$ 475.9	$ 451.4	$ 399.2	$ 32.2
WPM LP [Member]
Equity, Class of Treasury Stock [Line Items]
Purchases of treasury stock (in shares)			5.7
Average cost of shares repurchased (in dollars per share)			$ 35.03
Repurchase of common stock			$ 200.0